CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
REVENUES
Revenues from mining operations (note 19)		$ 2,191,221	$ 2,242,604
COSTS, EXPENSES AND OTHER INCOME
Production(i)	[1]	1,160,355	1,057,842
Exploration and corporate development		137,670	141,450
Amortization of property, plant and mine development (note 10)		553,933	508,739
General and administrative		124,873	115,064
Impairment loss on equity securities (note 8)			8,532
Finance costs (note 14)		96,567	78,931
Loss (gain) on derivative financial instruments (note 21)		6,065	(17,898)
Environmental remediation (note 12)		14,420	1,219
Impairment loss (note 24)		389,693
Foreign currency translation loss		1,991	13,313
Other income (note 22)		(35,294)	(3,877)
Income (loss) before income and mining taxes		(259,052)	339,289
Income and mining taxes expense (note 25)		67,649	98,494
Net income (loss) for the year		$ (326,701)	$ 240,795
Net income (loss) per share - basic (note 16)		$ (1.40)	$ 1.05
Net income (loss) per share - diluted (note 16)		(1.40)	1.04
Cash dividends declared per common share		$ 0.44	$ 0.41

[1]	Exclusive of amortization, which is shown separately.